Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	May 03, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Mar. 09, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Jun. 23, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	May 27, 2020	Apr. 30, 2020
C000218926
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 9,975	$ 9,781	$ 9,706	$ 9,666	$ 9,791	$ 9,682	$ 9,749	$ 9,780	$ 9,452	$ 9,188	$ 9,208	$ 9,342	$ 9,340	$ 9,294	$ 9,270		$ 9,282	$ 9,238	$ 9,105	$ 9,230	$ 9,021	$ 9,138	$ 8,901	$ 8,914	$ 9,230	$ 9,472	$ 9,189	$ 9,422	$ 9,490	$ 9,765		$ 9,925	$ 10,086	$ 10,256	$ 10,291	$ 10,267	$ 10,294	$ 10,360	$ 10,378	$ 10,284		$ 10,220	$ 10,216	$ 10,173	$ 10,228	$ 10,340	$ 10,344	$ 10,288	$ 10,153	$ 10,137	$ 10,131	$ 10,115	$ 9,911	$ 9,795	$ 9,775
C000218930
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000218929
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000218928
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
C000218927
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000218925
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
C000218924
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
C000218923
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
C000218922
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000231078
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 10,258	10,245	9,836	9,601	9,666	9,354	9,016	9,211	8,882	8,183	8,446	8,702	9,241	8,888	8,542		8,689	8,805	8,555	9,202	8,369	8,628	7,558	7,640	8,452	8,540	8,609	9,119	9,069	9,704	$ 9,427
C000231082
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000231081
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000231080
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
C000231079
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000231074
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000241944
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 10,899	10,835	10,766	10,684	10,626	10,545	10,468	10,371	10,274	10,190	10,156	10,086	10,013	9,903	9,816	$ 9,775
C000241948
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000241947
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000241946
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
C000241945
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000241941
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
C000241940
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000228428
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 8,924	8,962	8,791	8,394	8,804	8,552	8,035	7,959	7,577	6,856	7,113	7,608	7,941	7,853	7,577		7,665	7,633	7,219	7,539	6,893	7,209	6,343	6,193	6,822	7,215	6,860	7,358	7,458	8,062		8,118	8,511	9,421	9,165	9,439	9,047	9,626	9,421	9,371	$ 9,427
C000228432
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000228431
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000228430
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
C000228429
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000228427
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
C000228426
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
C000228425
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
C000228424
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
C000218936
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 13,071	12,865	12,751	12,624	12,678	12,540	12,468	12,407	12,065	11,662	11,753	11,786	11,733	11,595	11,411		11,468	11,371	11,298	11,402	11,077	11,117	10,928	10,675	10,989	11,121	10,623	11,261	11,272	11,507		11,529	11,599	11,754	11,592	11,703	11,665	11,626	11,589	11,583		11,501	11,443	11,354	11,305	11,216	11,138	10,972	10,636	10,571	10,627	10,515	10,163	10,080		$ 9,776
C000218940
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
C000218939
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
C000218938
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
C000218937
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
C000218935
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
C000218934
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
C000218933
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
C000218932
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: ICE BofA Green Bond Index (USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA Green Bond Index (USD Hedged)
Account Value	$ 9,575	9,371	9,306	9,257	9,391	9,271	9,353	9,382	9,034	8,731	8,738	8,893	8,881	8,839	8,844		8,852	8,799	8,625	8,801	8,568	8,783	8,474	8,482	8,864	9,279	8,881	9,137	9,263	9,609		9,854	10,100	10,284	10,371	10,264	10,313	10,441	10,478	10,300		10,238	10,235	10,254	10,270	10,466	10,514	10,481	10,403	10,340	10,263	10,313	10,160	10,021	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 10,549	10,517	10,118	10,062	10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 10,549	10,517	10,118	10,062	10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 10,549	10,517	10,118	10,062	10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 10,549	10,517	10,118	10,062	10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 10,549	10,517	10,118	10,062	10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Account Value	$ 10,549	10,517	10,118	10,062	10,017	9,775	9,331	9,785	9,417	8,719	9,071	9,315	9,926	9,345	9,003		9,157	9,262	8,989	9,613	8,909	9,036	7,869	8,121	9,200	9,162	9,184	9,838	9,795	10,372	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: Bloomberg U.S. Floating Rate Notes Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Floating Rate Notes Index
Account Value	$ 10,859	10,803	10,753	10,692	10,636	10,576	10,513	10,447	10,387	10,331	10,282	10,230	10,176	10,116	10,056	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: MSCI All Country World ex USA Growth Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Growth Index (Net)
Account Value	$ 9,315	9,218	9,133	8,898	9,151	8,902	8,574	8,641	8,246	7,473	7,775	8,209	8,650	8,388	8,081		8,312	8,228	7,867	8,218	7,577	7,695	6,844	6,712	7,509	7,814	7,406	8,063	8,133	8,787		8,801	9,053	9,847	9,560	9,918	9,620	10,052	9,830	9,981	10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporate Cash Pay BB-B (1-5yrs) Index
Account Value	$ 13,135	12,942	12,826	12,702	12,770	12,645	12,605	12,592	12,253	11,836	11,916	11,991	11,947	11,805	11,645		11,712	11,618	11,518	11,606	11,278	11,330	11,145	10,869	11,158	11,344	10,843	11,428	11,427	11,650		11,700	11,745	11,921	11,760	11,843	11,832	11,815	11,764	11,761		11,675	11,635	11,538	11,467	11,404	11,367	11,216	10,896	10,851	10,941	10,846	10,474	10,381		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,391	9,176	9,090	8,939	9,170	9,086	9,217	9,242	8,901	8,516	8,652	8,878	8,935	8,941	8,973		9,072	9,017	8,794	9,027	8,758	8,798	8,485	8,597	8,985	9,246	9,026	9,170	9,111	9,470		9,741	9,851	10,068	10,093	10,064	10,066	10,154	10,174	10,061		9,991	9,959	9,880	10,005	10,152	10,225	10,211	10,112	10,157	10,163	10,246	10,095	10,032	$ 10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,430	12,075	12,273	11,816	12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,430	12,075	12,273	11,816	12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,430	12,075	12,273	11,816	12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,430	12,075	12,273	11,816	12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,430	12,075	12,273	11,816	12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 12,430	12,075	12,273	11,816	12,126	11,740	11,529	11,463	10,885	9,960	10,381	10,748	11,177	10,826	10,355		10,813	10,516	10,261	10,480	9,695	9,687	8,707	8,262	9,115	9,569	9,115	10,047	9,973	10,663	$ 10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 10,325	10,089	9,995	9,828	10,083	9,990	10,134	10,161	9,787	9,363	9,513	9,761	9,824	9,831	9,866	$ 10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	10,000
Lord Abbett Index: MSCI EAFE Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net)
Account Value	$ 11,093	10,777	10,953	10,545	10,822	10,477	10,289	10,230	9,714	8,889	9,265	9,592	9,974	9,662	9,241		9,650	9,385	9,158	9,353	8,652	8,645	7,770	7,374	8,135	8,540	8,135	8,967	8,900	9,516		9,455	9,625	10,114	9,621	10,091	9,849	10,143	9,967	9,893	$ 10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	9,190	9,104	8,952	9,184	9,100	9,230	9,256	8,914	8,528	8,665	8,891	8,948	8,954	8,986		9,085	9,031	8,807	9,041	8,771	8,811	8,498	8,610	8,998	9,260	9,039	9,183	9,124	9,484		9,755	9,865	10,083	10,108	10,079	10,081	10,169	10,189	10,076		10,006	9,973	9,895	10,020	10,167	10,240	10,226	10,127	10,172	10,178	10,261	10,110	10,047		10,000
Lord Abbett Index: Bloomberg Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
Account Value	$ 9,405	$ 9,190	$ 9,104	$ 8,952	$ 9,184	$ 9,100	$ 9,230	$ 9,256	$ 8,914	$ 8,528	$ 8,665	$ 8,891	$ 8,948	$ 8,954	$ 8,986		$ 9,085	$ 9,031	$ 8,807	$ 9,041	$ 8,771	$ 8,811	$ 8,498	$ 8,610	$ 8,998	$ 9,260	$ 9,039	$ 9,183	$ 9,124	$ 9,484		$ 9,755	$ 9,865	$ 10,083	$ 10,108	$ 10,079	$ 10,081	$ 10,169	$ 10,189	$ 10,076		$ 10,006	$ 9,973	$ 9,895	$ 10,020	$ 10,167	$ 10,240	$ 10,226	$ 10,127	$ 10,172	$ 10,178	$ 10,261	$ 10,110	$ 10,047		$ 10,000